Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8. Property, plant and equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2025, 2024 and 2023 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2023	157,867	116,032	12,995	5,858	27,050	1,839	321,641
Additions	385	3,459	363	138	2,823	95	7,263
Disposals	(79)	(3,121)	(988)	(360)	(6,576)	(4)	(11,128)
Reclassifications to asset held for sale	(23,665)	—	—	—	—	—	(23,665)
Impairment loss	21	75	11	36	—	—	143
Reclassifications from constr. in progress	550	859	23	—	260	(1,692)	—
Effect of translation adj.	671	(660)	58	40	1,093	(9)	1,193
Cost as at December 31, 2024	135,750	116,644	12,462	5,712	24,650	229	295,447
Additions	104	3,318	336	149	281	67	4,255
Disposals	—	(1,008)	(154)	(99)	(140)	(13)	(1,414)
Reclassifications to asset held for sale	—	(4,815)	—	—	—	—	(4,815)
Impairment loss	—	(2,300)	(1)	—	(271)	—	(2,572)
Reclassifications from constr. in progress	—	106	12	—	—	(118)	—
Effect of translation adj.	(127)	(43)	(130)	(86)	(2,119)	—	(2,505)
Cost as at December 31, 2025	135,727	111,902	12,525	5,676	22,401	165	288,396

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2023	(99,463)	(103,396)	(11,928)	(5,624)	(16,713)	—	(237,124)
Depreciation	(3,485)	(3,318)	(373)	(159)	(1,640)	—	(8,975)
Disposals	42	2,423	955	340	6,548	—	10,308
Reclassifications to asset held for sale	14,898	—	—	—	—	—	14,898
Effect of translation adj.	(669)	510	(57)	(39)	(110)	—	(365)
Accumulated depreciation as at December 31, 2024	(88,677)	(103,781)	(11,403)	(5,482)	(11,915)	—	(221,258)
Depreciation	(3,021)	(3,295)	(398)	(109)	(2,059)	—	(8,882)
Disposals	—	917	151	89	101	—	1,258
Reclassifications to asset held for sale	—	3,711	—	—	—	—	3,711
Effect of translation adj.	(234)	(19)	129	85	928	—	889
Accumulated depreciation as at December 31, 2025	(91,932)	(102,467)	(11,521)	(5,417)	(12,945)	—	(224,282)

Net book value as at December 31, 2023	58,404	12,636	1,067	234	10,337	1,839	84,517
Net book value as at December 31, 2024	47,073	12,863	1,059	230	12,735	229	74,189
Net book value as at December 31, 2025	43,795	9,435	1,004	259	9,456	165	64,114

Annual rate of depreciation for 2024 and 2023	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

As at December 31, 2025 and 2024, the carrying amount of property, plant and equipment temporarily idle is 3,987 and 4,744, respectively.

As at December 31, 2025, properties with a carrying amount of 24.631 (32,231 as at December 31, 2024) are subject to registered mortgages to guarantee the long-term borrowings (see note 20).

The following tables show a breakdown of property, plant and equipment by country.

	31/12/25	31/12/24
Italy	35,161	41,523
Romania	15,707	16,585
United States of America	8,317	11,381
Brazil	2,570	2,574
China	1,013	1,168
Europe	597	779
Other countries	749	179
Total	64,114	74,189

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/25	31/12/24
Italian upholstered furniture plant	25,631	29,279
Romanian upholstered furniture plant	16,879	17,856
Brazilian upholstered furniture plant	2,782	2,862
Chinese upholstered furniture plant	1,409	2,353
Vietnamese upholstered furniture plant	262	—
Others	17,151	21,839
Total	64,114	74,189

As at December 31, 2025, the Group performed the impairment assessment of property, plant and equipment, right-of-use assets and goodwill included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment.

Further, Company performed an impairment assessment on the equity method investee Natuzzi Trading Shanghai.

The Group performed the impairment assessment in accordance with its accounting policy discussed in note 4(i).

With reference to the determination of value in use, the key assumptions applied by the Group in estimating such value include the annual sales growth rates used to project expected revenues for the period 2026–2028, with revenue levels for 2029 and 2030 equal to revenue in 2028, the weighted average cost of capital rates and the long-term growth rates, all of which were determined at the CGU level, including the effects of the duration of the current economic uncertainty. Such significant assumptions involved a high degree of subjectivity by management and reasonably possible changes to these assumptions have a significant effect on the value in use. Specifically, such assumptions were based on the Group’s future business performances and other forward-looking assumptions that entail significant judgments by management and are heavily impacted by several external events. Finally, cash flow projections for the period 2026–2028 were prepared on the basis of cash flow forecasts approved by the Board of Directors. These forecasts were developed taking into account both the Group’s historical performance and the expectation of a decline in sales in 2026, as a result of the current highly uncertain economic environment, which adversely affects demand for durable goods such as furniture.

The significant assumptions that were used in performing the impairment test for the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs are as follows:

— Italian upholstered furniture plant CGU: weighted average cost of capital rate 9.79%, long-term growth rate 1.98%, annual sales growth rate for 2026 equal to -13.03% and annual sales growth rate (average of 2027-2030 period) equal to +6.30%.

— Directly operated retail stores CGUs located in the U.S.: weighted average cost of capital rate 9.39%, long-term growth rate 2.56%, annual sales growth rate for 2026 equal to -7.71% and annual sales growth rate (average of 2027-2030 period) equal to +3.55%.

— Directly operated retail stores CGUs located in Italy: weighted average cost of capital rate 9.79%, long-term growth rate 1.98%, annual sales growth rate for 2026 equal to -0.31% and annual sales growth rate (average of 2027-2030 period) equal to +2.43%.

— Directly operated retail stores CGUs located in Spain: weighted average cost of capital rate 9.09%, long-term growth rate 2.13%, annual sales growth rate for 2026 equal to -0.33% and annual sales growth rate (average of 2027-2030 period) equal to +1.36%.

— Directly operated retail stores CGUs located in the UK: weighted average cost of capital rate 9.05%, long-term growth rate 2.87%, annual sales growth rate for 2026 equal to +3.45% and annual sales growth rate (average of 2027-2030 period) equal to +4.16%.

For the Italian upholstered furniture plant CGU, the Group has concluded that it is not possible to determine the fair value less cost to disposal based on a single, unitary reorganization/restructuring plan, given the significant uncertainties identified. Based on value in use the Group allocated the impairment loss if the carrying amount of an asset was below the highest of: (a) its fair value less costs of disposal (if measurable); (b) its value in use (if determinable) and (c) zero, recognizing an impairment of 2,300 for machinery and equipment and 1,900 for software (see note 10)

In line with the market-based perspective required by IFRS 13, the Group considered alternative valuation approaches and determined the recoverable amount of property, plant and equipment on a disaggregated basis, using fair value less costs of disposal. This assessment was supported by appraisals performed by independent third-party valuation specialists. The fair value of land and buildings has been derived by reference to observable market evidence for comparable properties (“comparables”), adjusted to reflect the specific attributes and characteristics of the subject asset relative to those of the comparables (fair value level 2 under ifrs13). The fair value of plant and machinery using the depreciated replacement cost method, adjusted for the functional and economics obsolescence and marketability factors. (fair value level 3 under IFRS13).

As a result of the impairment tests performed by the Group on property, plant and equipment, the following were recognized in 2025: i) an impairment loss of 4,200 of which 2,300 on machinery and equipment, and 1,900 on software related to upholstered furniture plant CGU (see note 10), and ii) an impairment loss of 272, related to directly operated retail stores CGUs.

No impairment losses were identified in 2024.

Conversely, with reference to specific CGUs, no reversal of impairment was recognized in 2025, whereas reversal of impairment amounting to 143 was recognized in 2024.

The Group conducted sensitivity analyses across all Cash Generating Units (CGUs). In particular, stress scenarios were defined by gradually increasing the WACC rate by up to 2 percentage points and reducing the terminal growth rate (g-rate) assumptions down to zero. The results of the analysis for the year 2025 indicated that, even under these adverse conditions, the majority of store CGUs would not require impairment. Within the negative stress scenario considered, there would be an additional impairment loss for the already impaired store CGUs, which have a residual net value of about €6,624; in the same negative stress scenario, the risk of impairment related to store CGUs with no current impairment loss would be limited to three stores CGUs in the United States and four stores in Italy.